INFORMATION ON INVESTING
IN THE MONEY MARKET FUNDS

TO CONTACT FIRST REPUBLIC BANK
By Telephone
Call your First Republic Bank Relationship Manager or 415-397-1413

By Mail First Republic Bank, 111 Pine Street 7th Floor, Investment Division San Francisco, CA 94111
On the Internet http://www.firstrepublic.com

How Can I Get More Information?

You can get a free copy of the semiannual/annual reports or the SAI, request other information or discuss your questions about the Fund by contacting your First Republic Bank Relationship Manager.

© 2006 Dreyfus Service Corporation, Distributor

FRB-PRO-1006
GENERAL CALIFORNIA MUNICIPAL
MONEY MARKET FUND
DREYFUS CONNECTICUT MUNICIPAL
MONEY MARKET FUND
DREYFUS MASSACHUSETTS MUNICIPAL
MONEY MARKET FUND
DREYFUS NEW JERSEY MUNICIPAL
MONEY MARKET FUND
DREYFUS PENNSYLVANIA MUNICIPAL
MONEY MARKET FUND

Investment Products:

Not FDIC Insured May Lose Value No Bank Guarantee

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

THIS PAGE INTENTIONALLY LEFT BLANK.

THIS IS NOT A PROSPECTUS. SEE INSIDE FOR PROSPECTUSES.

GENERAL CALIFORNIA MUNICIPAL MONEY MARKET FUND

Seeks current income exempt from federal and California state personal income taxes by investing in high quality, short-term municipal obligations
PROSPECTUS April 1, 2006

CLASS A SHARES

Contents

THE FUND
Goal/Approach	2
Main Risks	2
Past Performance	2
Expenses	3
Management	3
Financial Highlights	4

YOUR INVESTMENT
Account Policies	4
Distribution and Taxes	5

FOR MORE INFORMATION See back cover.

This prospectus is to be used only by clients of First Republic Bank.
As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

1 GENERAL CALIFORNIA MUNICIPAL MONEY MARKET FUND

General California Municipal Money Market Fund Ticker Symbol: GCAXX
GOAL/APPROACH

The fund seeks to maximize current income exempt from federal and California state personal income taxes, to the extent consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal and California state personal income taxes. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. When the portfolio manager believes that acceptable California municipal obligations are unavailable for investment, the fund may invest in securities that may be subject to California state income tax, but are free from federal income tax.

As a money market fund, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price.

Generally, the fund is required to invest its assets in securities with the highest or second-highest credit rating or the unrated equivalent as determined by Dreyfus.

Municipal obligations typically include general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power, and revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls.

MAIN RISKS

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

The fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

An investment in this fund is not a bank deposit. The fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is not a complete investment program. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this fund.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

  interest rates could rise sharply, causing the value of the fund's investments and its share price to drop interest rates could drop, thereby reducing the fund's yield any of the fund's holdings could have its credit rating downgraded or could default
  California's economy and revenues underlying its municipal obligations may decline the fund's portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state

Derivative securities, such as structured notes, can be highly volatile, and the possibility of default by the financial institution or counter-party may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

Although the fund seeks to provide income exempt from federal and California state personal income taxes, interest from some of its holdings may be subject to the federal alternative minimum tax. In addition, the fund occasionally may invest in taxable money market instruments and/or municipal obligations that are exempt only from federal personal income tax.

The fund is non-diversified, which means that a relatively high percentage of the fund's assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in Class A. The bar chart shows the changes in the fund's performance from year to year. The table shows the fund's average annual total returns over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

2 GENERAL CALIFORNIA MUNICIPAL MONEY MARKET FUND

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Class A in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price. The fund has no sales charge (load) or Rule 12b-1 distribution fees for Class A.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees				0.50%

Shareholder services fee				0.03%

Other expenses				0.06%

Total				0.59%

Expense example
1 Year	3 Years	5 Years	10 Years

$60	$189	$329	$738

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Management fee: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of the fund, or a particular class of the fund, during periods when fixed expenses have a significant impact on the yield of the fund, or a particular class of the fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Shareholder services fee: a fee of up to 0.25% used to reimburse the fund's distributor for shareholder account service and maintenance.

Other expenses: fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees. The fund also makes payments to certain financial intermediaries, including affiliates, who provide sub-administration, recordkeeping and/or sub-transfer agency services to beneficial owners of the fund.

MANAGEMENT

Investment adviser

The investment adviser for the fund is The Dreyfus Corporation (Dreyfus), 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $172 billion in approximately 200 mutual fund portfolios. For the past fiscal year, the fund paid Dreyfus a management fee at an annual rate of 0.50% of the fund's average daily net assets. A discussion regarding the basis for the board's approving the fund's management agreement with Dreyfus is available in the fund's annual report for the fiscal year ended November 30, 2005. Dreyfus is the primary mutual fund business of Mellon Financial Corporation (Mellon Financial), a global financial services company. Headquartered in Pittsburgh, Pennsylvania, Mellon Financial is one of the world's leading providers of financial services for institutions, corporations and high net worth individuals, providing institutional asset management, mutual funds, private wealth management, asset servicing, payment solutions and investor services, and treasury services. Mellon Financial has approximately $4.7 trillion in assets under management, administration or custody, including $781 billion under management.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

Distributor

The fund's distributor is Dreyfus Service Corporation (DSC), a wholly-owned subsidiary of Dreyfus. Dreyfus or DSC may provide additional cash payments out of its own resources to financial intermediaries that sell shares of the fund or provide other services. Such payments are in addition to any 12b-1 fees and/or shareholder services fees or other expenses paid by the fund. These additional payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid to intermediaries for inclusion of the fund on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as "revenue sharing." In some cases, these payments may create an incentive for a financial intermediary or its employees to recommend or sell shares of a fund to you. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the funds.

From time to time, Dreyfus or DSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in

3 GENERAL CALIFORNIA MUNICIPAL MONEY MARKET FUND

Code of Ethics

FINANCIAL HIGHLIGHTS

The following tables describe the performance of the Class A shares of the fund for the periods indicated. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been independently audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the annual report, which is available upon request.

	Year Ended November 30,				
	2005	2004	2003	2002	2001
Per-Share Data ($):					
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment operations: Investment income – net	.017	.006	.006	.010	.022
Distributions: Dividends from investment income – net	(.017)	(.006)	(.006)	(.010)	(.022)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	1.74	.58	.55	1.01	2.20
Ratios/Supplemental Data (%):					
Ratio of total expenses to average net assets	.59	.65	.62	.61	.58
Ratio of net expenses to average net assets	.59	.64	.62	.61	.58
Ratio of net investment income to average net assets	1.75	.59	.56	1.00	2.20
Net assets, end of period ($ x 1,000)	327,729	288,502	253,633	378,407	476,007

Your Investment

ACCOUNT POLICIES

Buying shares

General Funds are designed primarily for people who are investing through a third party such as a bank, broker-dealer or financial adviser. Third parties with whom you open a fund account may impose policies, limitations and fees which are different than those described herein. Contact your financial representative for further information or to purchase fund shares.

Your price for fund shares is the fund's net asset value (NAV), which is generally calculated three times a day, at 12:00 noon, 3:00 p.m. and 8:00 p.m., on days the New York Stock Exchange or the fund's transfer agent is open for regular business. Your order will be priced at the next NAV calculated after your order is received in proper form by the fund's transfer agent or other authorized entity. The fund's investments are valued based on amortized cost.

If your order in proper form is placed prior to 3:00 p.m. and Federal Funds are received by 4:00 p.m., the shares will be purchased at the NAV next determined after the order is accepted and you will receive the dividend declared that day. If an order in proper form is placed after 3:00 p.m., but prior to 8:00 p.m. and Federal Funds are received by 11:00 a.m. the next business day, the shares will be purchased at the NAV next determined at 8:00 pm and you will begin to accrue dividends on the following business day.

All times are Eastern time.

The fund's portfolio securities are valued at amortized cost, which is a method of valuing a money market fund's portfolio securities and which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. This method of valuation is designed for each fund to be able to price its shares at $1.00 per share.

Selling Shares

You may sell (redeem) shares at any time through your financial representative, or you can contact the fund directly. Your shares will be sold at the next NAV calculated after your order is received in proper form by the fund's transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds within a week.

4 GENERAL CALIFORNIA MUNICIPAL MONEY MARKET FUND

Before selling shares recently purchased, please note that if you send a written request to sell such shares, the fund may delay selling the shares for up to eight business days following the purchase of those shares.

General Policies

Money market funds generally are used by investors for short-term investments, often in place of bank checking or savings accounts or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason, although Dreyfus discourages excessive trading and other abusive trading practices, the funds have not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to deter frequent purchases and redemptions of fund shares. Dreyfus also believes that money market funds, such as the fund, are not targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, frequent purchases and redemptions of the fund's shares could increase the fund's transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of the fund's portfolio, which could detract from the fund's performance. Accordingly, the fund reserves the right to refuse any purchase or exchange request. Funds in the Dreyfus Family of Funds that are not money market mutual funds have approved policies and procedures that are intended to discourage and prevent abusive trading practices in those mutual funds, which may apply to exchanges from or into the fund. If you plan to exchange your fund shares for shares of another Dreyfus fund, please read the prospectus of that other Dreyfus fund for more information.

The fund reserves the right to:

•	refuse any purchase request
•	change or discontinue its exchange privilege, or temporarily sus-
pend this privilege during unusual market conditions
•	change its minimum investment amount
•	delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive
trading or during unusual market conditions)
•	"redeem in kind" or make payments in portfolio securities rather than cash, if the amount you are redeeming is large enough to affect fund operations (for example, if it represents more than 1%
of the fund's assets).

The fund also may process purchase and sale orders and calculate its NAV on days the fund's primary trading markets are open and the fund's management determines to do so.

DISTRIBUTION AND TAXES

The fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. The fund normally pays dividends once a month and capital gain distributions annually. Fund dividends and capital gain distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

The fund anticipates that virtually all of its income dividends will be exempt from federal and California personal income taxes. However, for federal tax purposes, certain distributions, such as distributions of short-term capital gains, are taxable to you as ordinary income, while long-term capital gains are taxable to you as capital gains.

For California personal income tax purposes, distributions derived from interest on municipal securities of California issuers, and from interest on qualifying securities issued by U.S. territories and possessions are generally exempt from tax. Distributions that are federally taxable as ordinary income or capital gains are generally subject to California personal income tax.

The tax status of any distribution generally is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

If you buy shares of a fund when the fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion back in the form of a taxable distribution.

Your sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the amount you receive when you sell them.

The tax status of your distributions will be detailed in your annual tax statement from the fund. Because everyone's tax situation is unique, please consult your tax advisor before investing.

5 GENERAL CALIFORNIA MUNICIPAL MONEY MARKET FUND

For More Information

General California Municipal Money Market Fund

SEC file number: 811-4871

More information on the fund is available free upon request, including the following:

Annual/Semiannual Report

Describes the fund's performance, lists portfolio holdings and contains a letter from the fund's manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund's performance during the last fiscal year. The fund's most recent annual and semiannual reports are available at www.dreyfus.com.

Statement of Additional Information (SAI)

Provides more details about the fund and its policies. A current SAI is available at www.dreyfus.com and is on file with the Securities and Exchange Commission (SEC). The SAI is incorporated by reference (is legally considered part of this prospectus).

Portfolio Holdings

The fund will disclose its complete schedule of portfolio holdings, as reported on a month-end basis, at www.dreyfus. com, under Mutual Fund Center — Dreyfus Mutual Funds — Mutual Fund Total Holdings. The information will be posted with a one-month lag and will remain accessible until the fund files a report on Form N-Q or Form N-CSR for the period that includes the date as of which the information was current. In addition, fifteen days following the end of each calendar quarter, the fund will publicly disclose at www.dreyfus.com its complete schedule of portfolio holdings as of the end of such quarter.

A complete description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's SAI.

CONTACT FIRST REPUBLIC BANK:
By Telephone
Call your First Republic Bank Relationship Manager or 415-397-1413.
By Mail
First Republic Bank, 111 Pine Street
7th Floor, Investment Division
San Francisco, CA 94111

On the Internet http://www.firstrepublic.com

You can get a free copy of the semiannual/annual reports or the SAI, request other information or discuss your questions about the Fund by contacting your First Republic Bank Relationship Manager. Text-only versions of certain fund documents can be viewed online or downloaded from: http://www.sec.gov You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-551-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.

© 2006 Dreyfus Service Corporation, Distributor
6	GENERAL CALIFORNIA MUNICIPAL MONEY MARKET FUND

DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC. DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC.

DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

Four investment choices seeking current income, exempt
from federal and, where applicable, Connecticut,
Massachusetts, New Jersey or Pennsylvania state income
taxes, and liquidity, by investing in high quality, short-
term municipal obligations.

PROSPECTUS April 1, 2006

Contents

THE FUNDS
Introduction	2
Dreyfus Connecticut Municipal Money Market Fund, Inc	2
Dreyfus Massachusetts Municipal Money Market Fund	3
Dreyfus New Jersey Municipal Money Market Fund	5
Dreyfus Pennsylvania Municipal Money Market Fund	6
Management	8
Financial Highlights	9

YOUR INVESTMENT
Account Policies	11
Distribution and Taxes	11

FOR MORE INFORMATION
See back cover.
This combined prospectus to be used only by clients of First Republic Bank. As with all mutual funds, the Securities and Exchange Commission has not approved or dis-
approved these securities or passed upon the adequacy of this prospectus. Any rep-
resentation to the contrary is a criminal offense.

1 DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC., DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND,

DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC. AND DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

The Funds

INTRODUCTION

Each fund is a money market mutual fund with a separate investment portfolio. The operations and results of one fund are unrelated to those of each other fund. This combined prospectus has been prepared for your convenience so that you can consider four investment choices in one document.

Each fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. Each fund strives to reach its stated goal, although as with all mutual funds, no fund can offer guaranteed results.

As a money market fund, each fund seeks to maintain a $1.00 price per share and is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price.

Generally, each fund is required to invest its assets in securities with the highest or second-highest credit rating or the unrated equivalent as determined by Dreyfus.

Dreyfus Connecticut Municipal Money Market Fund, Inc. Ticker Symbol: DRCXX

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal and Connecticut state income taxes as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal and Connecticut state personal income taxes. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. Municipal obligations: debt securities that provide income free from federal income tax, and state income tax if the investor lives in the issuing state. Municipal obligations typically include general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power, and revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls.

Although the fund seeks to provide income exempt from federal and Connecticut state income taxes, interest from some of its holdings may be subject to the federal alternative minimum tax. In addition, the fund temporarily may invest in high quality, taxable money mar-

ket instruments, and/or municipal obligations that pay income exempt only from federal income tax, including when the fund manager believes acceptable Connecticut municipal obligations are not available for investment.

MAIN RISKS

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is not a complete investment program. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

  interest rates could rise sharply, causing the value of the fund's investments and its share price to drop interest rates could drop, thereby reducing the fund's yield
  Connecticut's economy and revenues underlying its municipal obligations may decline the fund's portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state any of the fund's holdings could have its credit rating downgraded or could default

Generally, the fund is required to invest its assets in securities with the highest or second-highest credit rating or the unrated equivalent as determined by Dreyfus.

Derivative securities, such as structured notes, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

The fund is non-diversified, which means that a relatively high percentage of the fund's assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

2 DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC., DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND,

DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC. AND DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

PAST PERFORMANCE

The bar chart and table shown below illustrate the risks of investing in the fund. The bar chart shows the changes in the fund's performance from year to year. The table shows the fund's average annual total returns over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

For the fiscal year ended November 30, 2005, Dreyfus waived a portion of its fee so that the effective management fee paid by the fund was 0.43%, reducing total expenses from 0.72% to 0.65% . This waiver was voluntary.

Expense example
1 Year	3 Years	5 Years	10 Years

$74	$230	$401	$894

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of the fund during periods when fixed expenses have a significant impact on the fund's yield because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

The Shareholder Services fee of up to 0.25% reimburses the fund's distributor for shareholder account service and maintenance.

"Other expenses" borne by the fund are for items such as transfer agency, custody, professional and registration fees. The fund also makes payments to certain financial intermediaries, including affiliates, who provide sub-administration, recordkeeping and/or sub-transfer agency services to beneficial owners of the fund.

Dreyfus Massachusetts Municipal Money Market Fund Ticker Symbol: DMAXX

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal and Massachusetts state income taxes as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal and Massachusetts state income taxes. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. Municipal obligations typically include general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power, and revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls.

Although the fund seeks to provide income exempt from federal and Massachusetts state income taxes, interest from some of its holdings may be subject to the federal alternative minimum tax. In addition, the fund temporarily may invest in high quality, taxable money market instruments, and/or municipal obligations that pay income

3 DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC., DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND,

DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC. AND DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

exempt only from federal personal income tax, including when the portfolio manager believes acceptable Massachusetts municipal obligations are not available for investment.

MAIN RISKS

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is not a complete investment program. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

  interest rates could rise sharply, causing the value of the fund's investments and its share price to drop interest rates could drop, thereby reducing the fund's yield
  Massachusetts's economy and revenues underlying its municipal obligations may decline the fund's portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state any of the fund's holdings could have its credit rating downgraded or could default

Generally, the fund is required to invest its assets in securities with the highest or second-highest credit rating or the unrated equivalent as determined by Dreyfus.

Derivative securities, such as structured notes, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

The fund is non-diversified, which means that a relatively high percentage of the fund's assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund. The bar chart shows the changes in the fund's performance from year to year. The table shows the fund's average annual total returns over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

4 DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC., DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND,

DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC. AND DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of the fund during periods when fixed expenses have a significant impact on the fund's yield because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

The Shareholder Services fee of up to 0.25% reimburses the fund's distributor for shareholder account service and maintenance.

"Other expenses" borne by the fund are for items such as transfer agency, custody, professional and registration fees. The fund also makes payments to certain financial intermediaries, including affiliates, who provide sub-administration, record keeping and/or sub-transfer agency services to beneficial owners of the fund.

Dreyfus New Jersey Municipal Money Market Fund, Inc. Ticker Symbol: DNJXX

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal and New Jersey state income taxes as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal and New Jersey state income taxes. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. Municipal obligations typically include general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power, and revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls.

Although the fund seeks to provide income exempt from federal and New Jersey state income taxes, interest from some of its holdings may be subject to the federal alternative minimum tax. In addition, the fund temporarily may invest in high quality, taxable money market instruments, and/or municipal obligations that pay income exempt only from federal personal income tax, including when the portfolio manager believes acceptable New Jersey municipal obligations are not available for investment.

MAIN RISKS

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is not a complete investment program. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

  interest rates could rise sharply, causing the value of the fund's investments and its share price to drop interest rates could drop, thereby reducing the fund's yield
  New Jersey's economy and revenues underlying its municipal obligations may decline the fund's portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state any of the fund's holdings could have its credit rating downgraded or could default

Generally, the fund is required to invest its assets in securities with the highest or second-highest credit rating or the unrated equivalent as determined by Dreyfus.

Derivative securities, such as structured notes, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

The fund is non-diversified, which means that a relatively high percentage of the fund's assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

5 DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC., DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND,

DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC. AND DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund. The bar chart shows the changes in the fund's performance from year to year. The table shows the fund's average annual total returns over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of the fund during periods when fixed expenses have a significant impact on the fund's yield because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

The Shareholder Services fee of up to 0.25% reimburses the fund's distributor for shareholder account service and maintenance.

"Other expenses" borne by the fund are for items such as transfer agency, custody, professional and registration fees. The fund also makes payments to certain financial intermediaries, including affiliates, who provide sub-administration, recordkeeping and/or sub-transfer agency services to beneficial owners of the fund.

Dreyfus Pennsylvania Municipal Money Market Fund Ticker Symbol: DPAXX

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal and Pennsylvania state income taxes as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue its goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal and Pennsylvania state personal income taxes. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. Municipal obligations typically include general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power, and revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls.

Although the fund seeks to provide income exempt from federal and Pennsylvania state income taxes, interest from some of its holdings may be subject to the federal alternative minimum tax. In addition, the fund temporarily may invest in high quality, taxable money market instruments, and/or municipal obligations that pay income exempt only from federal income tax, including when the fund manager believes acceptable Pennsylvania municipal obligations are not available for investment.

6 DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC., DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND,

DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC. AND DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

MAIN RISKS

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is not a complete investment program. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

  interest rates could rise sharply, causing the value of the fund's investments and its share price to drop interest rates could drop, thereby reducing the fund's yield
  Pennsylvania's economy and revenues underlying its municipal obligations may decline the fund's portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state any of the fund's holdings could have its credit rating downgraded or could default

Generally, the fund is required to invest its assets in securities with the highest or second-highest credit rating or the unrated equivalent as determined by Dreyfus.

Derivative securities, such as structured notes, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

The fund is non-diversified, which means that a relatively high percentage of the fund's assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund. The bar chart shows the changes in the fund's performance from year to year. The table shows the fund's average annual total returns over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

7 DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC., DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND,

DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC. AND DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

Expense example
1 Year	3 Years	5 Years	10 Years

$67	$211	$368	$822

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of the fund during periods when fixed expenses have a significant impact on the fund's yield because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

The Shareholder Services fee of up to 0.25% reimburses the fund's distributor for shareholder account service and maintenance.

"Other expenses" borne by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees. The fund also makes payments to certain financial intermediaries, including affiliates, who provide sub-administration, recordkeeping and/or sub-transfer agency services to beneficial owners of the fund.

MANAGEMENT

Investment Adviser

The investment adviser for each fund is The Dreyfus Corporation (Dreyfus), 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $178 billion in approximately 200 mutual fund portfolios. For the past fiscal year, the Dreyfus Connecticut Municipal Money Market Fund, Dreyfus Massachusetts Municipal Money Market Fund, Dreyfus New Jersey Municipal Money Market Fund, and Dreyfus Pennsylvania Municipal Money Market Fund each paid Dreyfus a management fee at the annual rate 0.50% of the fund's average daily net assets.

A separate discussion regarding the basis for the board's approving each fund's separate management agreement with Dreyfus is available for Dreyfus Connecticut Municipal Money Market Fund and Dreyfus Pennsylvania Municipal Money Market Fund, in each fund's annual report for the fiscal year ended September 30, 2005 and, for Dreyfus Massachusetts Municipal Money Market Fund and Dreyfus New Jersey Municipal Money Market Fund, in each fund's semi-annual report for the period ended July 31, 2005. Dreyfus is the primary mutual fund business of Mellon Financial Corporation (Mellon Financial), a global financial services company. Headquartered in Pittsburgh, Pennsylvania, Mellon Financial is one of the world's leading providers of financial services for institutions, corporations and high net worth individuals, providing institutional asset management, mutual funds, private wealth management, asset servicing, payment solutions and investor services, and treasury services. Mellon Financial has approximately $4.7 trillion in assets under management, administration or custody, including $781 billion under management.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct and stable identity.

Distributor

Each fund's distributor is DSC, a wholly-owned subsidiary of Dreyfus. Dreyfus or DSC may provide cash payments out of its own resources to financial intermediaries that sell shares of the fund or provide other services. Such payments are in addition to any shareholder services fees or other expenses paid by the fund. These additional payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid to intermediaries for inclusion of the fund on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as "revenue sharing." In some cases, these payments may create an incentive for a financial intermediary or its employees to recommend or sell shares of the fund to you. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund.

From time to time, Dreyfus or DSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations, as periodically amended.

Code of Ethics

The funds, Dreyfus and DSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. The primary purpose of the code is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.

8 DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC., DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND,

DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC. AND DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

The following tables describe each fund's performance for the fiscal periods indicated. "Total return" shows how much your investment in a fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been independently audited by Ernst & Young LLP, whose report for each fund, along with each fund's financial statements, is included in the fund's annual report, which is available upon request.

	For the Period
	Ended November 30,		Year Ended September 30,
Dreyfus Connecticut Municipal Money Market Fund, Inc.	2005*	2005	2004	2003	2002	2001

Per-Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment operations: Investment income — net	.003	.014	.005	.006	.010	.027
Distributions: Dividends from investment income — net	(.003)	(.014)	(.005)	(.006)	(.010)	(.027)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	2.09**	1.44	.47	.57	.99	2.70

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.72**	.67	.64	.65	.65	.61
Ratio of net expenses to average net assets	.65**	.65	.63	.64	.64	.61
Ratio of net investment income to average net assets	2.09**	1.44	.47	.58	1.00	2.60

Net assets, end of period ($ x 1,000)	149,417	156,172	146,056	160,715	197,363	254,824

	For the Period
	Ended November 30,		Year Ended January 31,
Dreyfus Massachusett Municipal Money Market Fund	2005*	2005	2004	2003	2002	2001

Per-Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment operations: Investment income — net	.015	.006	.005	.009	.022	.034
Distributions: Dividends from investment income — net	(.015)	(.006)	(.005)	(.009)	(.022)	(.034)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	1.82**	.65	.48	.88	2.20	3.50

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.65**	.65	.62	.60	.58	.59
Ratio of net investment income to average net assets	1.81**	.62	.48	.88	2.15	3.44

Net assets, end of period ($ x 1,000)	157,817	137,292	188,232	223,456	276,985	257,911

* On August 2, 2005, each fund's Board members approved a change in the funds fiscal year end to November 30.
**Annualized.

9 DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC., DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND,

DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC. AND DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

	For the Period
	Ended November 30,		Year Ended January 31,
Dreyfus New Jersey Municipal Money Market Fund, Inc.	2005*	2005	2004	2003	2002	2001

Per-Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment operations: Investment income — net	.015	.006	.005	.008	.020	.033
Distributions: Dividends from investment income — net	(.015)	(.006)	(.005)	(.008)	(.020)	(.033)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	1.79**	.64	.46	.83	2.06	3.32

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.65**	.65	.64	.65	.65	.67
Ratio of net expenses to average net assets	.65**	.65	.64	.65	.65	.67
Ratio of net investment income to average net assets	1.79**	.63	.46	.83	2.04	3.25

Net assets, end of period ($ x 1,000)	372,699	342,316	372,384	427,000	468,492	439,244

	For the Period
	Ended November 30,		Year Ended September 30,
Dreyfus Pennsylvania Municipal Money Market Fund	2005*	2005	2004	2003	2002	2001

Per-Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment operations: Investment income — net	.004	.015	.004	.006	.010	.029
Distributions: Dividends from investment income — net	(.004)	(.015)	(.004)	(.006)	(.010)	(.029)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	2.21**	1.51	.44	.57	1.04	2.95

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.66**	.64	.71	.73	.71	.65
Ratio of net expenses to average net assets	.66**	.64	.71	.73	.71	.65
Ratio of net investment income to average net assets	2.19**	1.68	.44	.57	1.04	2.91

Net assets, end of period ($ x 1,000)	181,747	185,021	75,038	79,501	80,625	94,920

* On August 2, 2005, each fund's Board members approved a change in the funds fiscal year end to November 30.
**Annualized.

10	DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC., DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND,
DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC. AND DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

Your Investment

ACCOUNT POLICIES

Buying shares

You pay no sales charges to invest in either fund. Your price for fund shares is the fund's net asset value per share (NAV), which is generally calculated as of 12:00 noon Eastern time on days the New York Stock Exchange is open for regular business. Your order will be priced at the next NAV calculated after your order is received in proper form by the fund's transfer agent or other authorized entity. Each fund's portfolio securities are valued at amortized cost, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted for discounts or premiums reflected in their purchase price. This method of valuation is designed to enable the fund to price its shares at $1.00 per share.

When calculating its NAV, the fund compares the NAV using amortized cost to its NAV using available market quotations or market equivalents, which generally are provided by an independent pricing service approved by the fund's board. The pricing service's procedures are reviewed under the general supervision of the board.

Your broker may charge transaction fees and may set minimum investments or limitations on buying or selling shares. Consult a representative for further information.

Selling shares

You may sell (redeem) shares at any time. Your shares will be sold at the next NAV calculated after your order is received in proper form by the fund's transfer agent or other authorized entity. The processing of redemptions and the delivery of the proceeds may be delayed beyond the same or next business day, depending on the circumstances.

Before selling shares recently purchased, please note that if you send a written request to sell such shares, the fund may delay selling the shares for up to eight business days following the purchase of those shares.

General policies

Money market funds generally are used by investors for short-term investments, often in place of bank checking or savings accounts or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason, although Dreyfus discourages excessive trading and other abusive trading practices, the funds have not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to deter frequent purchases and redemptions of fund shares. Dreyfus also believes that money market funds, such as the funds, are not targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, frequent purchases and redemptions of a fund's shares could increase the fund's transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of the fund's portfolio, which could detract from the fund's performance. Accordingly, each fund reserves the right to refuse any purchase or exchange request. Funds in the Dreyfus Family of Funds that are not money market mutual funds have approved policies and procedures that are intended to discourage and prevent abusive trading practices in those mutual funds which may apply to exchanges from or into the fund. If you plan to exchange your fund shares for shares of another Dreyfus fund, please read the prospectus of that other Dreyfus fund for more information.

Each fund also reserves the right to:
•	refuse any purchase or exchange request
• change or discontinue its exchange privilege, or temporarily suspend the privilege during unusual market conditions
•	change its minimum investment amounts
•	delay sending out redemption proceeds for up to seven days (gen-
erally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)
• "redeem in kind," or make payments in securities rather than cash, if the amount redeemed is large enough to affect fund oper-
ations (for example, if it exceeds 1% of the fund's assets)

Each fund also may process purchase and sale orders and calculate its NAV on days that the fund's primary trading markets are open and the fund's management determines to do so.

DISTRIBUTION AND TAXES

Each fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. Each fund normally pays dividends once a month and capital gain distributions annually. Fund dividends and capital gain distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

Each fund anticipates that virtually all dividends paid will be exempt from federal and, for Massachusetts residents, Massachusetts personal income taxes, for New Jersey residents, New Jersey personal income taxes, for Connecticut residents, Connecticut personal income taxes, and for Pennsylvania residents, Pennsylvania personal income taxes. However, for federal tax purposes, certain distributions, such as distributions of short-term capital gains, are taxable to you as ordinary income, while long-term capital gains are taxable to you as capital gains.

For Massachusetts, New Jersey, Connecticut and Pennsylvania personal income tax purposes, distributions derived from interest on municipal securities of Massachusetts issuers, New Jersey issuers,

11	DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC., DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND,
DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC. AND DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

Connecticut issuers or Pennsylvania issuers, respectively, and from interest on qualifying securities issued by U.S. territories and possessions are generally exempt from tax. Distributions that are federally taxable as ordinary income or capital gains are generally subject to state personal income taxes.

The tax status of any distribution generally is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

If you buy shares of a fund when the fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion back in the form of a taxable distribution.

Your sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the amount you receive when you sell them. The tax status of your distributions will be detailed in your annual tax statement from the fund. Because everyone's tax situation is unique, please consult your tax advisor before investing.

For More Information

Dreyfus Connecticut Municipal Money Market Fund, Inc.

SEC file number:	811-3207

Dreyfus Massachusetts Municipal Money Market Fund

SEC file number:	811-6273

Dreyfus New Jersey Municipal Money Market Fund, Inc.

SEC file number:	811-5527

Dreyfus Pennsylvania Municipal Money Market Fund

SEC file number:	811-6126

More information on each fund is available free upon request, including the following:

Annual/Semiannual Report

Describes the fund's performance, lists portfolio holdings and contains a letter from the fund's manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund's performance during the last fiscal year. Each fund's most recent annual and semiannual reports are available at www.dreyfus.com.

Statement of Additional Information (SAI)

Provides more details about each fund and its policies. A current SAI for each fund is available at www.dreyfus.com and is on file with the Securities and Exchange Commission (SEC). Each SAI is incorporated by reference (is legally considered part of this combined prospectus).

Portfolio Holdings

Each fund will disclose its complete schedule of portfolio holdings, as reported on a month-end basis, at www.dreyfus.com, under Mutual Fund Center — Dreyfus Mutual Funds — Mutual Fund Total Holdings. The information will be posted with a one-month lag and will remain accessible until the fund files a report on Form N-Q or Form N-CSR for the period that includes the date as of which the information was current. In addition, 15 days following the end of each calendar quarter, each fund will publicly disclose at www.dreyfus.com its complete schedule of portfolio holdings as of the end of such quarter.

A complete description of each fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the respective fund's SAI.

CONTACT FIRST REPUBLIC BANK:
By Telephone
Call your First Republic Bank Relationship Manager or 415-397-1413.
By Mail
First Republic Bank, 111 Pine Street
7th Floor, Investment Division
San Francisco, CA 94111

On the Internet http://www.firstrepublic.com

You can get a free copy of the semiannual/annual reports or the SAI, request other information or discuss your questions about the Fund by contacting your First Republic Bank Relationship Manager. Text-only versions of certain fund documents can be viewed online or downloaded from: http://www.sec.gov You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-551-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.

© 2006 Dreyfus Service Corporation, Distributor

12 DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC., DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND,

DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC. AND DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

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THIS IS NOT A PROSPECTUS. SEE INSIDE FOR PROSPECTUSES.

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THIS IS NOT A PROSPECTUS. SEE INSIDE FOR PROSPECTUSES.

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THIS IS NOT A PROSPECTUS. SEE INSIDE FOR PROSPECTUSES.

THIS IS NOT A PROSPECTUS. SEE INSIDE FOR PROSPECTUSES.